SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
	Year ended December 31, 2021
	Cyber Security	IoT	e-Gov	Total
Revenues	1,634	8,904	1,729	12,267

Operating loss	400	(3,004)	(4,133)	(6,737)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	47	1,543	214	1,804

	Year ended December 31, 2020
	Cyber Security	IoT	e-Gov	Total
Revenues	2,203	7,656	1,911	11,770

Operating loss	581	(1,373)	(2,957)	(3,749)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	109	1,016	246	1,371

Reconciliation of operating profit (loss) from segments to consolidated
	Year ended December 31,
	2021	2020
Operating loss
Total operating loss of reportable segments	(6,737)	(3,749)
Financial expenses, net	(3,396)	(4,113)
Loss before income taxes	(10,133)	(7,862)

Schedule of external customer revenues by geographic area
	Year ended December 31,
	2021		2020
	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$
Africa	1,586	-	1,791	-
European countries	2,912	-	3,037	-
South America	37	-	21	-
United States	6,820	47	5,856	89
Israel	757	1,757	746	1,282
APAC	155	-	319	-

	12,267	1,804	11,770	1,371

Schedule of revenues by external customers by products and services
	Year ended December 31,
	2021	2020
	$	$
Raw materials and equipment	1,119	2,926
Electronic monitoring	6,393	6,019
Treatment programs	3,292	1,640
Maintenance, royalties and project management	1,463	1,185

	12,267	11,770

Schedule of major customers, percent of total sales
	Year ended December 31,
	2021	2020
Customer A	-	11%
Customer B	10%	13%